SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		33.63%	0.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)	6 months	6 months	0 years
Risk free rate		0.10%	0.00%
Minimum [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.67%
Risk free rate	2.15%
Maximum [Member] | ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	64.20%
Risk free rate	4.65%
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.00%	44.00%	40.00%
Expected term (in years)	3 years 8 months 23 days	3 years 7 months 24 days	4 years 7 days
Risk free rate	1.67%	0.49%	0.22%
Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.00%	46.00%	41.00%
Expected term (in years)	3 years 9 months 3 days	3 years 10 months 17 days	4 years 2 months 12 days
Risk free rate	4.40%	0.99%	1.61%